ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	$ 23,769,468	$ 22,155,642
Advance from customers	29,672,618	20,146,923
Derivatives	475,973	182,963
Accrued expenses	25,715,366	24,410,724
Payments to Custom and other taxes payables	15,523,654	1,991,918
Other payables	29,994,327	21,080,447
Total	$ 125,151,406	$ 89,968,617